Note 5 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	2022	2021

Patents and copyrights	$14,319	$14,755
Less accumulated amortization	(12,960)	(12,970)
	$1,359	$1,785

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2023	$256
2024	243
2025	207
2026	140
2027	122
2028 and thereafter	391
Total	$1,359